DUE TO RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Related Party Transaction [Line Items]
Salary compensation	$ 2,500,000
Related Party [Member]
Related Party Transaction [Line Items]
Advances related party	$ 2,834,323	$ 6,635,607	$ 122,712	$ 12,497